EQUITY - Conversion of preferred shares to common shares (Details) - Preferred shares - BRL (R$) R$ / shares in Units, R$ in Thousands	Nov. 19, 2020	Oct. 01, 2020
EQUITY
Shares issued		1,119,340,706
Par value per share (in dollars per share)		R$ 0
1 (one) common share		1
Payment to shareholders who exercised the right to withdraw	R$ 32
Number of shares held by shareholders who exercised the right to withdraw	805